Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025.

Name of related parties	Relationship with the Group
Yin Shenping (Mr. Yin)	Chairman of the Board
Beijing Baihengda Petroleum Technology Co., Ltd (Beijing Baihengda)	Mr. Yin holds 10% equity interest in Beijing Baihengda
Fengqi (Beijing) Zhineng Technology Co., Ltd.	Mr. Yin is the director and a minority shareholder

The following related party balances are non-interest bearing:

	2025	2024
Loan payable – related party
Beijing Baihengda (1)	$2,645,465	$2,534,490
	$2,645,465	$2,534,490

(1)	Mr. Yin became a 10% equity owner in Beijing Baihengda on March 18, 2025. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party. See NOTE 12 – LOAN PAYABLE.

Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil, nil and $8,480 for years ended December 31, 2025, 2024 and 2023, respectively.